SCHEDULE OF REVENUE RECOGNITION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Revenue recognized	$ 3,885,795	$ 3,266,846	$ 7,759,788	$ 6,468,589	$ 13,790,294	$ 12,063,345
Technology Fees [Member]
Product Information [Line Items]
Revenue recognized	3,511,454	3,064,814	6,882,846	6,081,064	12,591,036	11,249,113
Device Sales [Member]
Product Information [Line Items]
Revenue recognized	$ 374,341	$ 202,032	$ 876,942	$ 387,525	$ 1,199,258	$ 814,232